Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	3,980,128
Proposed Maximum Offering Price per Unit | $ / shares	9.64
Maximum Aggregate Offering Price	$ 38,368,433.92
Amount of Registration Fee	$ 5,874.21
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended based on a market value per share reference price of $ 9.64.